Cost of Revenue - Schedule of Disaggregated Cost of Revenues (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cost of Revenue [Abstract]
Staff cost	$ 27,719,122	$ 3,561,358	$ 24,127,135	$ 22,124,133
Depreciation on property and equipment	349,246	44,871	254,962	402,421
Lease expense	7,765,146	997,668	9,553,419	9,964,742
Translation expenses	22,715,684	2,918,516	15,398,955	19,496,992
Printing expenses	8,418,183	1,081,570	6,747,171	10,687,486
Water and electricity supply expenses	888,992	114,218	1,502,292	1,688,236
Repair and maintenance	1,297,126	166,655	1,188,767	901,076
Others	6,897,635	886,209	2,655,463	3,009,196
Total	$ 76,051,134	$ 9,771,065	$ 61,428,164	$ 68,274,282